Financial Instruments - Additional Information (Detail) - INR (₨)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 23, 2021
Disclosure of detailed information about financial instruments [line items]
Cash flow hedging reserve description	The related hedge transactions for balance in cash flow hedging reserves as at March 31, 2024 are expected to occur and be reclassified to the statement of income over a period of fifteen months.
Interest rate swaps basis points	1.00%
Description of concentration of risk	No single customer accounted for more than 10% of the accounts receivable as at March 31, 2023 and 2024, or revenues for the years ended March 31, 2022, 2023 and 2024.
Unsecured Notes 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.50%		1.50%
Market yield on loans	5.23%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of interest rate swaps in other comprehensive income	₨ (26,000,000)
Increase in fair value of interest rate swaps in other comprehensive income	26,000,000
Interest rate risk [member] | Floating Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Additional interest expense on floating rate borrowing_interest rate sensitivity	792,000,000
Interest rate risk [member] | Fixed And Floating Interest Rates [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of interest rate swaps in other comprehensive income	(211,000,000)
Increase in fair value of interest rate swaps in other comprehensive income	207,000,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase/decrease in results by change in foreign currencies compared to functional currency	₨ 909,000,000	₨ 1,305,000,000
Increase/decrease in the respective foreign currencies compared to functional currency	1.00%	1.00%
Increase in spot exchange rate of the Indian rupee with the U.S. dollar	₨ 1
Decrease in spot exchange rate of the Indian rupee with the U.S. dollar	1
Currency risk [member] | Indian Rupee [member]
Disclosure of detailed information about financial instruments [line items]
Increase in the fair value of foreign currency dollar denominated derivative instruments	2,801,000,000
Decrease in the fair value of foreign currency dollar denominated derivative instruments	2,877,000,000
Increase in the fair value of foreign currency dollar denominated derivative instruments in statement of income	987,000,000
Decrease in the fair value of foreign currency dollar denominated derivative instruments in statement of income	987,000,000
Increase in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	1,814,000,000
Decrease in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	₨ 1,890,000,000